Long - Term Debt - Credit Facilities 4 (Details) $ in Thousands	6 Months Ended	11 Months Ended
	Jun. 30, 2019 USD ($) Vessel	Nov. 15, 2018 USD ($) Vessel	Dec. 31, 2018 USD ($)
Number of ships owned | Vessel	39	19
Outstanding amount	$ 875,631
$38.5 Million Blue Ocean Credit Facility [Member]
Number of ships owned | Vessel	3
Line of credit facility issuance date	Oct. 03, 2018
Line of credit facility maximum borrowing capacity	$ 38,500
Outstanding amount	$ 38,500	$ 38,500
Line of Credit Facility, Expiration Date	Oct. 03, 2023
Line of Credit Facility, Number of Repayment Instalments	1
Line of Credit Facility, Frequency of Payments	quarterly
Debt Instrument, Interest Rate, Stated Percentage	10.00%
$180.5 Million Deutsche, CIT, Entrust Credit Facility [Member]
Number of ships owned | Vessel	3
Line of credit facility issuance date	Nov. 09, 2018
Line of credit facility maximum borrowing capacity	$ 180,500
Outstanding amount		$ 180,500
Line of Credit Facility, Expiration Date	Jun. 30, 2022
Senior Facility [Member]
Outstanding amount	$ 136,314		$ 141,900
Line of Credit Facility, Expiration Date	Jun. 30, 2022
Number of loan tranches	3
Line of Credit Facility, Frequency of Payments	quarterly
Line of Credit Facility, Interest Rate Description	LIBOR
Loan margin percentage	3.00%
Debt Service Coverage Ratio (DSCR)	110.00%
Senior Facility [Member] | Tranche A [Member]
Line of Credit Facility, Periodic Payment	$ 868
Line of Credit Facility, Number of Repayment Instalments	14
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	$ 35,148
Senior Facility [Member] | Tranche B [Member]
Line of Credit Facility, Periodic Payment	$ 863
Line of Credit Facility, Number of Repayment Instalments	14
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	$ 35,218
Senior Facility [Member] | Tranche C [Member]
Line of Credit Facility, Periodic Payment	$ 858
Line of Credit Facility, Number of Repayment Instalments	14
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	$ 35,288
Junior Facility [Member]
Outstanding amount	$ 37,080		$ 38,600
Line of Credit Facility, Expiration Date	Jun. 30, 2022
Number of loan tranches	3
Line of Credit Facility, Frequency of Payments	quarterly
Line of Credit Facility, Interest Rate Description	LIBOR
Loan margin percentage	10.00%
Debt Service Coverage Ratio (DSCR)	110.00%
Junior Facility [Member] | Tranche A [Member]
Line of Credit Facility, Periodic Payment	$ 236
Line of Credit Facility, Number of Repayment Instalments	14
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	$ 9,563
Junior Facility [Member] | Tranche B [Member]
Line of Credit Facility, Periodic Payment	$ 235
Line of Credit Facility, Number of Repayment Instalments	14
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	$ 9,577
Junior Facility [Member] | Tranche C [Member]
Line of Credit Facility, Periodic Payment	$ 233
Line of Credit Facility, Number of Repayment Instalments	14
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	$ 9,604